                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sheffield Asset Management, L.L.C.
                 -----------------------------------
   Address:      900 N. Michigan Avenue, Suite 1100
                 -----------------------------------
                 Chicago, Illinois 60611
                 -----------------------------------

Form 13F File Number: 028-12168
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Amy Rosenow
         -------------------------------
Title:   Chief Operating Officer
         -------------------------------
Phone:   (312) 506-6403
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Amy Rosenow             Chicago, Illinois    May 14, 2010
   -------------------------------    -----------------   --------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                        --------------------

Form 13F Information Table Entry Total: 26
                                        --------------------

Form 13F Information Table Value Total: 321,046
                                        --------------------
                                            (thousands)

List of Other Included Managers:

None

                           FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                              TITLE OF                VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER              CLASS         CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
AMERICAN EAGLE OUTFITTERS
 NEW                       COM             02553E106    4,351   234,939   SH            OTHER         *               234,939
ARCH COAL INC              COM             039380100   12,323   539,300   SH            OTHER         *               539,300
BARNES & NOBLE INC         COM             067774109    5,604   259,200   SH            OTHER         *               259,200
CLOUD PEAK ENERGY INC      COM             18911Q102    4,016   241,357   SH            OTHER         *               241,357
CONSOL ENERGY INC          COM             20854P109    2,090    49,000   SH            OTHER         *                49,000
ELECTRONIC ARTS INC        COM             285512109    9,659   517,636   SH            OTHER         *               517,636
ERESEARCHTECHNOLOGY INC    COM             29481V108    1,561   226,271   SH            OTHER         *               226,271
GREEN MTN COFFEE ROASTERS
 INC                       PUT             393122106      109    23,000   SH   PUT      OTHER         *
HOME DEPOT INC`            COM             437076102   30,249   935,065   SH            OTHER         *               935,065
HOME DEPOT INC`           CALL             437076102    1,251 1,375,000   SH   CALL     OTHER         *
INTERFACE INC             CL A             458665106   23,740 2,050,128   SH            OTHER         *             2,050,128
KAPSTONE PAPER &
 PACKAGING CRP             COM             48562P103    5,527   465,651   SH            OTHER         *               465,651
KROGER CO                  COM             501044101   13,154   607,300   SH            OTHER         *               607,300
MCCORMICK & SCHMICKS
 SEAFD RES                 COM             579793100    1,924   191,108   SH            OTHER         *               191,108
MF GLOBAL HLDGS LTD        COM             55277J108   22,257 2,758,000   SH            OTHER         *             2,758,000
MINERALS TECHNOLOGIES INC  COM             603158106   45,690   881,373   SH            OTHER         *               881,373

MORTONS RESTAURANT GRP
 INC                       COM             619430101    3,089   507,301   SH            OTHER         *               507,301
OFFICEMAX INC DEL          COM             67622P101    6,708   408,500   SH            OTHER         *               408,500
OFFICE DEPOT INC           COM             676220106    7,330   918,500   SH            OTHER         *               918,500
PACKAGING CORP AMER        COM             695156109   37,878 1,539,146   SH            OTHER         *             1,539,146
PILGRIMS PRIDE CORP NEW    COM             72147K108   12,968 1,218,781   SH            OTHER         *             1,218,781
RUTHS HOSPITALITY GROUP
 INC                       COM             783332109    7,497 1,414,562   SH            OTHER         *             1,414,562
SIGNET JEWELERS LIMITED    SHS             G81276100   45,004 1,391,584   SH            OTHER         *             1,391,584
SPDR TR                    PUT             78462F103    1,901 2,185,100   SH   PUT      OTHER         *
VALERO ENERGY CORP NEW     COM             91913Y100   13,733   697,100   SH            OTHER         *               697,100
VALERO ENERGY CORP NEW    CALL             91913Y100    1,433 2,117,500   SH   CALL     OTHER         *

*This form is being filed by Sheffield Asset Management, L.L.C. ("SAM"), which serves as General Partner of Sheffield Partners, L.P. and Sheffield Institutional Partners, L.P. and Investment Advisor to Sheffield International Partners Master, Ltd. (collectively, the "Funds") with respect to the shares of common stock directly owned by the Funds. The members of SAM are Brian J. Feltzin and Craig C. Albert.